Investments (Tables)	6 Months Ended
Sep. 30, 2017
Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2017 and September 30, 2017 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
March 31, 2017
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,256,512	22,782	16,408	10,262,886
Japanese local government bonds	279,864	4,841	233	284,472
U.S. Treasury bonds and federal agency securities	1,148,389	10	4,578	1,143,821
Other foreign government bonds	933,942	1,246	236	934,952
Agency mortgage-backed securities (1)	832,738	15,500	5,441	842,797
Residential mortgage-backed securities	142,879	1,838	558	144,159
Commercial mortgage-backed securities	223,105	1,092	282	223,915
Japanese corporate bonds and other debt securities (2)	1,958,472	52,046	2,286	2,008,232
Foreign corporate bonds and other debt securities (3)	909,052	3,377	1,643	910,786
Equity securities (marketable)	1,528,808	2,273,883	1,593	3,801,098

Total	18,213,761	2,376,615	33,258	20,557,118

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,059,976	37,168	—	3,097,144
Agency mortgage-backed securities (4)	757,384	121	7,931	749,574

Total	3,817,360	37,289	7,931	3,846,718

September 30, 2017
Available-for-sale securities:
Debt securities:
Japanese government bonds	9,672,831	5,728	20,335	9,658,224
Japanese local government bonds	251,023	3,007	464	253,566
U.S. Treasury bonds and federal agency securities	853,697	153	4,096	849,754
Other foreign government bonds	971,933	1,708	820	972,821
Agency mortgage-backed securities (1)	880,882	13,981	4,313	890,550
Residential mortgage-backed securities	135,814	1,495	512	136,797
Commercial mortgage-backed securities	256,777	1,063	454	257,386
Japanese corporate bonds and other debt securities (2)	1,903,923	47,293	1,550	1,949,666
Foreign corporate bonds and other debt securities (3)	889,383	2,437	1,552	890,268
Equity securities (marketable)	1,675,207	2,619,270	1,463	4,293,014

Total	17,491,470	2,696,135	35,559	20,152,046

Held-to-maturity securities:
Debt securities:
Japanese government bonds	2,459,938	28,111	—	2,488,049
Agency mortgage-backed securities (4)	667,548	51	7,852	659,747

Total	3,127,486	28,162	7,852	3,147,796

Notes :

(1)	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥708,557 million and ¥134,240 million, respectively, at March 31, 2017, and ¥729,895 million and ¥160,655 million, respectively, at September 30, 2017. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
(2)	Other debt securities presented in this line primarily consist of certificates of deposit (“CDs”), of which the total fair values were ¥155,138 million at March 31, 2017, and ¥146,136 million at September 30, 2017.
(3)	Other debt securities presented in this line primarily consist of CDs and asset-backed securities (“ABS”), of which the total fair values were ¥258,059 million at March 31, 2017, and ¥290,380 million at September 30, 2017.
(4)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Debt Securities by Contractual Maturity

Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	4,076,063	4,201,851	1,394,917	—	9,672,831
Japanese local government bonds	30,530	115,552	100,844	4,097	251,023
U.S. Treasury bonds and federal agency securities	716,047	—	137,650	—	853,697
Other foreign government bonds	706,741	255,529	9,663	—	971,933
Agency mortgage-backed securities	—	—	—	880,882	880,882
Residential mortgage-backed securities	—	—	—	135,814	135,814
Commercial mortgage-backed securities	7,500	159,599	80,278	9,400	256,777
Japanese corporate bonds and other debt securities	395,022	963,809	351,649	193,443	1,903,923
Foreign corporate bonds and other debt securities	468,526	350,022	67,910	2,925	889,383

Total	6,400,429	6,046,362	2,142,911	1,226,561	15,816,263

Held-to-maturity securities:
Debt securities:
Japanese government bonds	860,031	1,120,025	479,882	—	2,459,938
Agency mortgage-backed securities	—	—	—	667,548	667,548

Total	860,031	1,120,025	479,882	667,548	3,127,486

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	4,073,609	4,200,457	1,384,158	—	9,658,224
Japanese local government bonds	30,587	116,166	102,671	4,142	253,566
U.S. Treasury bonds and federal agency securities	715,889	—	133,865	—	849,754
Other foreign government bonds	706,840	256,228	9,753	—	972,821
Agency mortgage-backed securities	—	—	—	890,550	890,550
Residential mortgage-backed securities	—	—	—	136,797	136,797
Commercial mortgage-backed securities	7,504	159,771	80,935	9,176	257,386
Japanese corporate bonds and other debt securities	395,270	965,654	353,485	235,257	1,949,666
Foreign corporate bonds and other debt securities	468,546	350,541	68,269	2,912	890,268

Total	6,398,245	6,048,817	2,133,136	1,278,834	15,859,032

Held-to-maturity securities:
Debt securities:
Japanese government bonds	861,783	1,125,592	500,674	—	2,488,049
Agency mortgage-backed securities	—	—	—	659,747	659,747

Total	861,783	1,125,592	500,674	659,747	3,147,796

Other-Than-Temporary Impairment Losses on Available-for-Sale Securities

The following table shows the other-than-temporary impairment losses on available-for-sale securities for the six months ended September 30, 2016 and 2017. No impairment losses were recognized on held-to-maturity securities for the periods.

	Six months ended September 30,
	2016	2017
	(in millions of yen)
Available-for-sale securities:
Debt securities	56	1,000
Equity securities	10,016	2,521

Total	10,072	3,521

Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position

The following table shows the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2017 and September 30, 2017:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
March 31, 2017
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,574,649	15,796	95,612	612	5,670,261	16,408
Japanese local government bonds	58,700	233	—	—	58,700	233
U.S. Treasury bonds and federal agency securities	1,013,962	4,578	—	—	1,013,962	4,578
Other foreign government bonds	334,300	230	8,327	6	342,627	236
Agency mortgage-backed securities (1)	195,887	3,705	42,501	1,736	238,388	5,441
Residential mortgage-backed securities	5,873	3	28,994	555	34,867	558
Commercial mortgage-backed securities	8,314	218	17,634	64	25,948	282
Japanese corporate bonds and other debt securities	470,602	2,062	158,713	224	629,315	2,286
Foreign corporate bonds and other debt securities	202,347	1,353	77,699	290	280,046	1,643
Equity securities (marketable)	30,688	383	4,117	1,210	34,805	1,593

Total	7,895,322	28,561	433,597	4,697	8,328,919	33,258

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	460,882	3,518	259,466	4,413	720,348	7,931

Total	460,882	3,518	259,466	4,413	720,348	7,931

September 30, 2017
Available-for-sale securities:
Debt securities:
Japanese government bonds	7,198,653	9,958	1,420,926	10,377	8,619,579	20,335
Japanese local government bonds	89,207	374	7,802	90	97,009	464
U.S. Treasury bonds and federal agency securities	470,397	785	79,294	3,311	549,691	4,096
Other foreign government bonds	551,664	785	72,166	35	623,830	820
Agency mortgage-backed securities (1)	227,245	2,239	77,620	2,074	304,865	4,313
Residential mortgage-backed securities	18,093	43	25,344	469	43,437	512
Commercial mortgage-backed securities	41,379	417	12,292	37	53,671	454
Japanese corporate bonds and other debt securities	572,056	1,174	206,284	376	778,340	1,550
Foreign corporate bonds and other debt securities	228,662	1,233	31,828	319	260,490	1,552
Equity securities (marketable)	14,441	1,031	21,709	432	36,150	1,463

Total	9,411,797	18,039	1,955,265	17,520	11,367,062	35,559

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	406,351	3,725	224,851	4,127	631,202	7,852

Total	406,351	3,725	224,851	4,127	631,202	7,852

Notes :

(1)	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥104,270 million and ¥134,118 million, respectively, at March 31, 2017, and ¥144,319 million and ¥160,546 million, respectively, at September 30, 2017. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
(2)	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.

Realized Gains and Losses on Sales of Available-for-Sale Securities

The following table shows the realized gains and losses on sales of available-for-sale securities for the six months ended September 30, 2016 and 2017. See “Consolidated Statements of Cash Flows (Unaudited)” for the proceeds from sales of investments, the vast majority of which consists of the proceeds from sales of available-for-sale securities.

	Six months ended September 30,
	2016	2017
	(in millions of yen)
Gross realized gains	144,796	127,360
Gross realized losses	(9,615)	(10,020)

Net realized gains (losses) on sales of available-for-sale securities	135,181	117,340

Summary of Composition of Other Investments

The following table summarizes the composition of Other investments at March 31, 2017 and September 30, 2017:

	March 31, 2017	September 30, 2017
	(in millions of yen)
Equity method investments	249,679	255,370
Investments held by consolidated investment companies	37,462	38,779
Other equity interests	307,928	242,923

Total	595,069	537,072